Goodwill (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019	Jul. 22, 2021	Mar. 12, 2021
Disclosure of detailed information about intangible assets [line items]
Weighted-average cost of capital and a market interest rate	5.70%	7.30%	7.20%
Estimates terminal growth, Period	5 years
Average growth levels experienced	5 years
Estimated sales volume and price growth period	5 years
Forecast inflation period	5 years
Goodwill additions	$ 22,634
GurComm, S.A.P.I [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage of voting equity interests acquired					60.00%
Consideration transferred					$ 45,000
Innova Catlogos, S.A. de C.V. [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage of voting equity interests acquired				70.00%
Consideration transferred				$ 5,000